ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Deficit	$ (14,764,575)		$ (16,755,676)	$ (12,201,899)
Operating loss			(587,058)
Net cash (used in) operating activities	(174,019)	$ (181,277)	(518,493)	(501,905)
Working capital	(6,144,656)		(8,247,522)
Cash	$ 57,439	$ 16,419	$ 4,458	$ 52,096	$ 18,191
TGRI [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	50,762,987		50,762,987
Convertible Notes Payable [Member]
Proceeds from issuance of convertible notes			$ 150,000